EMPLOYEE BENEFITS - Post-employment health care benefit plan - Net periodic costs (Details) - Post-employment health care benefit - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net periodic costs of post-employment health care benefits
Cost of current service	R$ 2,069	R$ 3,005	R$ 3,458
Interests expense	10,127	8,102	8,239
Past service cost			(32,434)
Net pension cost (benefit)	R$ 12,196	R$ 11,107	R$ (20,737)